Share Capital (Schedule of Number and Weighted Average Exercise Prices of Option) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Exercise Price
Outstanding at the beginning	$ 0.33	$ 0.38	$ 0.07
Acquired in Merger		0
Exercise		0.07	0.08
Forfeited	0.39	0.32	1.25
Granted	0.07	0.16	0.62
Outstanding at the end	$ 0.16	$ 0.33	$ 0.38	$ 0.07
Number of options
Outstanding at the beginning	35,191,540	27,003,260	10,455,580
Acquired in Merger		0	609,535
Exercise		(1,970,000)	(134,220)
Forfeited	(20,373,620)	(1,240,120)	(1,712,275)
Granted	15,055,180	11,398,400	17,784,640
Outstanding at the end	29,873,100	35,191,540	27,003,260	10,455,580
Weighted Average Remaining Contractual Life in Years
Outstanding	5 years 11 months 26 days	7 years 5 months 1 day	8 years 1 month 13 days	7 years 9 months 18 days
Granted	5 years 10 months 9 days	7 years 9 months 18 days	9 years 9 months 14 days